Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)				6 Months Ended	12 Months Ended
	Mar. 17, 2018	Oct. 14, 2017	Apr. 14, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Beginning Balance				154,685	373,740
Forfeited during the period				(1,500)	(5,000)
Vested	(153,185)	(20,000)	(194,055)	(153,185)	(214,055)
Ending Balance					154,685	373,740
Weighted-Average Exercise Price
Beginning Balance				$ 17.80	$ 21.54
Forfeited during the period				17.80	23.85
Vested				$ 17.80	24.19
Ending Balance					$ 17.80	$ 21.54
Weighted-Average Remaining Contractual Term (years)
Beginning Balance					7 years 8 months 12 days	7 years 8 months 12 days
Aggregate Intrinsic Value				$ 0	$ 0	$ 0